1

THORNBURG INVESTMENT TRUST SUPPLEMENT
Dated April 23, 2025

to the

THORNBURG FUNDS PROSPECTUS
applicable to Class A, C, C2, D and I shares
dated February 1, 2025, as supplemented April 1, 2025
(the “Retail Prospectus”)

and to the

THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS
applicable to Class R3, R4, R5 and R6 shares
dated February 1, 2025, as supplemented April 1, 2025
(the “Retirement Prospectus”)

and to the

THORNBURG MANAGED ACCOUNT FUNDS PROSPECTUS
applicable to Class SMA shares
dated February 1, 2025, as supplemented March 13, and April 1, 2025
(the “Managed Account Prospectus”)

and to the

SUMMARY PROSPECTUSES FOR THE THORNBURG DEVELOPING WORLD FUND
applicable to all Classes of shares of such Fund
dated February 1, 2025
(the “Summary Prospectuses”)

Changes Relating to the Thornburg Developing World Fund and Thornburg Emerging Markets Managed Account Fund

Effective April 22, 2025, Di Zhou and Pablo Echavarria were named as co-portfolio managers of Thornburg Developing World Fund and Thornburg Emerging Markets Managed Account Fund (the “Funds”). In addition, effective May 22, 2025, Charles Wilson and Josh Rubin will each conclude their service as co-portfolio managers of the Funds; accordingly, as of May 22, 2025, all references to Mr. Wilson and Mr. Rubin in the Retail Prospectus, Retirement Prospectus, Managed Account Prospectus, and Summary Prospectuses, as applicable, will be deleted.

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Effective immediately, the following changes are made to the Retail Prospectus, Retirement Prospectus, Managed Account Prospectus, and Summary Prospectuses:

The disclosure for the Thornburg Developing World Fund under the heading “Portfolio Managers,” appearing on page 32 of the Retail Prospectus, pages 24-25 of the Retirement Prospectus, and page 4 of the Summary Prospectuses is deleted and replaced with the following disclosure:

Portfolio Managers:

Pablo Echavarria, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2025.

Josh Rubin, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2021.

Charles Wilson, PhD, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2015.

Di Zhou, CFA, FRM, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2025.

The disclosure for the Thornburg Emerging Markets Managed Account Fund under the heading “Portfolio Managers,” appearing on page 6 of the Managed Account Prospectus is deleted and replaced with the following disclosure:

Portfolio Managers:

Pablo Echavarria, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2025.

Josh Rubin, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2023.

Charles Wilson, PhD, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2023.

Di Zhou, CFA, FRM, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for the day-to-day management of the Fund since 2025.

The information regarding the portfolio managers contained in the tables under the sub-caption “Fund Portfolio Managers” for the Thornburg Developing World Fund on page 154 of the Retail Prospectus and page 85 of the Retirement Prospectus, and for the Thornburg Emerging Markets Managed Account Fund on page 20 of the Managed Account Prospectus, is updated to add references to Ms. Zhou and Mr. Echavarria.

The following biographical description of Ms. Zhou is added after the information about Charles Wilson on page 157 of the Retail Prospectus and page 87 of the Retirement Prospectus:

Di Zhou, CFA, FRM, a managing director of Thornburg, has been a portfolio manager of the Developing World Fund since 2025. Ms. Zhou rejoined Thornburg in 2025 as a portfolio manager. From 2021 to 2025, Ms. Zhou was an investment principal at Cambiar. Prior to Cambiar, she joined Thornburg in 2010 as an equity research analyst, and was promoted to associate portfolio manager in 2014, and then served as portfolio manager from 2015 until 2021. Ms. Zhou began her career as a senior associate at Wilshire Associates, covering growth equity and fixed income manager research. Ms. Zhou holds a BA in business administration from the University of Southern California and an MBA from the University of Chicago Booth School of Business.

3

The following biographical description of Ms. Zhou is added after the information about Charles Wilson on page 21 of the Managed Account Prospectus:

Di Zhou, CFA, FRM, a managing director of Thornburg, has been a portfolio manager of the Emerging Markets Managed Account Fund since 2025. Ms. Zhou rejoined Thornburg in 2025 as a portfolio manager. From 2021 to 2025, Ms. Zhou was an investment principal at Cambiar. Prior to Cambiar, she joined Thornburg in 2010 as an equity research analyst, and was promoted to associate portfolio manager in 2014, and then served as portfolio manager from 2015 until 2021. Ms. Zhou began her career as a senior associate at Wilshire Associates, covering growth equity and fixed income manager research. Ms. Zhou holds a BA in business administration from the University of Southern California and an MBA from the University of Chicago Booth School of Business.

The following biographical description of Mr. Echavarria is added after the information about Brian Burrell on page 156 of the Retail Prospectus and after the information about Matt Burdett on page 86 of the Retirement Prospectus:

Pablo Echavarria, CFA, a managing director of Thornburg, has been a portfolio manager of the Developing World Fund since 2025. Mr. Echavarria rejoined Thornburg in 2025 as a portfolio manager. From 2018 to 2025, Mr. Echavarria was a portfolio manager and business analyst at WCM. Earlier in Mr. Echavarria’s career, he joined Thornburg in 2014 as an equity research analyst and was promoted to associate portfolio manager in 2015. Mr. Echavarria worked as a global equity analyst at Turner Investment Partners from 2007 to late 2013, where he supported various equity portfolios and was directly responsible for the firm’s Latin American financials coverage. Prior to working at Turner, Mr. Echavarria worked as a trading assistant at BlackRock. Mr. Echavarria holds a BA in business administration from Drexel University.

The following biographical description of Mr. Echavarria is added after the information about David Ashley on page 20 of the Managed Account Prospectus:

Pablo Echavarria, CFA, a managing director of Thornburg, has been a portfolio manager of the Emerging Markets Managed Account Fund since 2025. Mr. Echavarria rejoined Thornburg in 2025 as a portfolio manager. From 2018 to 2025, Mr. Echavarria was a portfolio manager and business analyst at WCM. Earlier in Mr. Echavarria’s career, he joined Thornburg in 2014 as an equity research analyst and was promoted to associate portfolio manager in 2015. Mr. Echavarria worked as a global equity analyst at Turner Investment Partners from 2007 to late 2013, where he supported various equity portfolios and was directly responsible for the firm’s Latin American financials coverage. Prior to working at Turner, Mr. Echavarria worked as a trading assistant at BlackRock. Mr. Echavarria holds a BA in business administration from Drexel University.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH6558

THORNBURG INVESTMENT TRUST SUPPLEMENT
Dated April 23, 2025

to the

THORNBURG FUNDS STATEMENT OF ADDITIONAL INFORMATION
applicable to Class A, C, C2, D and I shares
dated February 1, 2025, as supplemented April 1, 2025
(the “Retail SAI”)

and to the

THORNBURG FUNDS RETIREMENT PLAN SHARES STATEMENT OF ADDITIONAL INFORMATION
applicable to Class R3, R4, R5 and R6 shares
dated February 1, 2025, as supplemented April 1, 2025
(the “Retirement SAI”)

and to the

THORNBURG MANAGED ACCOUNT FUNDS STATEMENT OF ADDITIONAL INFORMATION
applicable to Class SMA shares
dated February 1, 2025, as supplemented March 13, and April 1, 2025
(the “Managed Account SAI”)

Changes Relating to the Thornburg Developing World Fund and Thornburg Emerging Markets Managed Account Fund

Effective April 22, 2025, Di Zhou and Pablo Echavarria were named as co-portfolio managers of Thornburg Developing World Fund and Thornburg Emerging Markets Managed Account Fund (the “Funds”). In addition, effective May 22, 2025, Charles Wilson and Josh Rubin will each conclude their service as co-portfolio managers of the Funds; accordingly, as of May 22, 2025, all references to Mr. Wilson and Mr. Rubin in the Retail SAI, Retirement SAI, and Managed Account SAI, as applicable, will be deleted.

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Effective immediately, the following changes are made to the Retail SAI, Retirement SAI, and Managed Account SAI:

The following disclosure for Ms. Zhou is added under the heading “Accounts Managed by Portfolio Managers” after the information for Charles Wilson on page 86 of the Retail SAI and page 66 of the Retirement SAI:

Di Zhou (as of April 22, 2025)*

Type of Account	Number of Accounts Managed	Total Assets Managed
Registered Investment Companies:	2	$550,471,385

Other Pooled Investment Vehicles:	2	$2,544

Other Accounts:	109	$29,898,072

* Ms. Zhou became a portfolio manager of the Developing World Fund on April 22, 2025, and management of that Fund is included in the number of accounts she managed as of that date; however, total assets for the number of accounts shown are as of March 31, 2025.

The following disclosure for Ms. Zhou is added under the heading “Accounts Managed by Portfolio Managers” after the information for Charles Wilson on page 54 of the Managed Account SAI:

Di Zhou (as of April 22, 2025)*

Type of Account	Number of Accounts Managed	Total Assets Managed
Registered Investment Companies:	2	$550,471,385

Other Pooled Investment Vehicles:	2	$2,544

Other Accounts:	109	$29,898,072

* Ms. Zhou became a portfolio manager of the Emerging Markets Managed Account Fund on April 22, 2025, and management of that Fund is included in the number of accounts she managed as of that date; however, total assets for the number of accounts shown are as of March 31, 2025.

The following disclosure for Mr. Echavarria is added under the heading “Accounts Managed by Portfolio Managers” after the information for Brian Burrell on page 84 of the Retail SAI and after the information for Matt Burdett on page 64 of the Retirement SAI:

Pablo Echavarria (as of April 22, 2025)*

Type of Account	Number of Accounts Managed	Total Assets Managed
Registered Investment Companies:	2	$550,471,385

Other Pooled Investment Vehicles:	2	$2,544

Other Accounts:	109	$29,898,072

* Mr. Echavarria became a portfolio manager of the Developing World Fund on April 22, 2025, and management of that Fund is included in the number of accounts he managed as of that date; however, total assets for the number of accounts shown are as of March 31, 2025.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH6559

The following disclosure for Mr. Echavarria is added under the heading “Accounts Managed by Portfolio Managers” after the information for David Ashley on page 53 of the Managed Account SAI:

Pablo Echavarria (as of April 22, 2025)*

Type of Account	Number of Accounts Managed	Total Assets Managed
Registered Investment Companies:	2	$550,471,385

Other Pooled Investment Vehicles:	2	$2,544

Other Accounts:	109	$29,898,072

* Mr. Echavarria became a portfolio manager of the Emerging Markets Managed Account Fund on April 22, 2025, and management of that Fund is included in the number of accounts he managed as of that date; however, total assets for the number of accounts shown are as of March 31, 2025.

The following disclosure for Ms. Zhou under the heading “Portfolio Managers’ Ownership of Shares in the Funds” is added after the information for Charles Wilson on page 88 of the Retail SAI and page 67 of the Retirement SAI:

Portfolio Manager and Fund Name	Dollar Range of Beneficial Ownership

Di Zhou (as of March 31, 2025)
Developing World Fund	None

The following disclosure for Ms. Zhou under the heading “Portfolio Managers’ Ownership of Shares in the Funds” is added after the information for Charles Wilson on page 54 of the Managed Account SAI:

Portfolio Manager and Fund Name	Dollar Range of Beneficial Ownership

Di Zhou (as of March 31, 2025)
Emerging Markets Managed Account Fund	None

The following disclosure for Mr. Echavarria under the heading “Portfolio Managers’ Ownership of Shares in the Funds” is added after the information for Brian Burrell on page 87 of the Retail SAI and after the information for Matt Burdett on page 66 of the Retirement SAI:

Portfolio Manager and Fund Name	Dollar Range of Beneficial Ownership

Pablo Echavarria (as of March 31, 2025)
Developing World Fund	None

The following disclosure for Mr. Echavarria under the heading “Portfolio Managers’ Ownership of Shares in the Funds” is added after the information for David Ashley on page 54 of the Managed Account SAI:

Portfolio Manager and Fund Name	Dollar Range of Beneficial Ownership

Pablo Echavarria (as of March 31, 2025)
Emerging Markets Managed Account Fund	None